Restricted cash	12 Months Ended
Mar. 31, 2022
Restricted cash
Restricted cash

9.           Restricted cash

Restricted cash consists of approximately €23m (2021: €34m; 2020: €34m) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).